SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to estimate the fair values of the share options granted

2021
Risk-free rate of return	0.84%
Contractual life of option	10 years
Expected term	6.25 years
Estimated volatility rate	39%
Dividend yield	—
Fair value per ordinary share	US$3.08

Schedule of restricted share unit activities and shares

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at December 31, 2023	3,898,327	1.73
Granted	1,927,930	0.52
Forfeited	(216,839)	2.09
Vested	(1,638,032)	1.83
Restricted share units outstanding at December 31, 2024	3,971,386	1.08

Schedule of share based compensation expense

	Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	86,992	113,536	9,230
Selling and marketing expenses	50,110	76,976	6,899
Technology expenses	20,282	35,658	4,020
Total	157,384	226,170	20,149

Employee ownership plan of 1 Pharmacy Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit activities and shares

			Weighted average
	Number of Restricted	Weighted Average	remaining contractual	Aggregate intrinsic
	Share Units of LLPs	Grant Date Fair Value	term	value
		RMB
Non-vested restricted shares outstanding at December 31, 2022	31,571,186	14.06	2.07	427,158
Granted	3,041,555	13.50
Forfeited	(3,730,484)	14.01
Vested	(18,968,249)	13.12
Canceled	(11,914,008)	13.84
Non-vested restricted shares outstanding at December 31, 2023	—	—	—	—

Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of employee option activity under the Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at December 31, 2023	2,192,361	0.01	4.15	1,677
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Exercised	(195,414)	0.01	—	—

Outstanding at December 31, 2024	1,996,947	0.01	3.18	599

Vested and exercisable as of December 31, 2024	1,979,091	0.01	3.15	594
Vested or expected to vest as of December 31, 2024	1,996,947	0.01	3.18	599